united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2024

Item 1. Reports to Shareholders.

Foundations Dynamic Core ETF
FDCE

Foundations Dynamic Growth ETF
FDGR

Foundations Dynamic Income ETF
FDTB

Foundations Dynamic Value ETF
FDVL

January 31, 2024

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Foundations Dynamic Core ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmark:

Inception ***
through January 31, 2024
Foundations Dynamic Core ETF - NAV	10.34%
Foundations Dynamic Core ETF - Market Price	10.54%
S&P 500 Total Return Index **	13.56%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Funds’ adviser, Regents Park Funds, LLC (the “Adviser”) provides investment advisory service, and is responsible for all of the operating expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Adviser has agreed to be responsible under its unitary fee for the amount of any Acquired Fund Fees and Expenses incurred by the Fund. These costs are borne by the Adviser as deductions from its unitary fee. For each fiscal period, these deductions are initially based on estimated Acquired Fund Fees and Expenses for the Fund (for the Fund’s initial fiscal period, the estimated Acquired Fund Fees and Expenses are provided by the Adviser; for subsequent fiscal years, the estimated Acquired Fund Fees and Expenses are the Acquired Fund Fees and Expenses incurred by the Fund in the prior fiscal period) and are subject to adjustment throughout the fiscal period to reflect and align with the most current Acquired Fund Fees and Expenses calculation for the Fund, calculated in accordance with the requirements of Item 3 of Form N-1A. If these costs were not offset by the Adviser, the estimated Acquired Fund Fees and Expenses to the Fund for the current year would be 0.05%. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice to the Trust by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Fund’s total annual operating expenses are at 0.79%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on October 2, 2023.

Portfolio Composition as of January 31, 2024:

Compositions	Percentage of Net Assets
Exchange-Traded Funds
Equity	88.9%
Other Assets in Excess Of Liabilities	11.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Foundations Dynamic Growth ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmark:

Inception ***
through January 31, 2024
Foundations Dynamic Growth ETF - NAV	11.42%
Foundations Dynamic Growth ETF - Market Price	11.82%
NASDAQ 100 Total Return Index **	15.80%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Adviser provides investment advisory service, and is responsible for all of the operating expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Adviser has agreed to be responsible under its unitary fee for the amount of any Acquired Fund Fees and Expenses incurred by the Fund. These costs are borne by the Adviser as deductions from its unitary fee. For each fiscal period, these deductions are initially based on estimated Acquired Fund Fees and Expenses for the Fund (for the Fund’s initial fiscal period, the estimated Acquired Fund Fees and Expenses are provided by the Adviser; for subsequent fiscal years, the estimated Acquired Fund Fees and Expenses are the Acquired Fund Fees and Expenses incurred by the Fund in the prior fiscal period) and are subject to adjustment throughout the fiscal period to reflect and align with the most current Acquired Fund Fees and Expenses calculation for the Fund, calculated in accordance with the requirements of Item 3 of Form N-1A. If these costs were not offset by the Adviser, the estimated Acquired Fund Fees and Expenses to the Fund for the current year would be 0.05%. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice to the Trust by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Fund’s total annual operating expenses are at 0.79%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The NASDAQ 100 Total Return Index is a stock market index made up of equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market. It is a modified capitalization-weighted index. The stocks’ weights in the index are based on their market capitalizations, with certain rules capping the influence of the largest components. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on October 2, 2023.

Portfolio Composition as of January 31, 2024:

Compositions	Percentage of Net Assets
Exchange-Traded Funds
Equity	91.2%
Other Assets in Excess Of Liabilities	8.8%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Foundations Dynamic Income ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmark:

Inception ***
through January 31, 2024
Foundations Dynamic Income ETF - NAV	2.00%
Foundations Dynamic Income ETF - Market Price	1.69%
Bloomberg U.S. Aggregate Bond Index **	7.26%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Adviser provides investment advisory service, and is responsible for all of the operating expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Adviser has agreed to be responsible under its unitary fee for the amount of any Acquired Fund Fees and Expenses incurred by the Fund. These costs are borne by the Adviser as deductions from its unitary fee. For each fiscal period, these deductions are initially based on estimated Acquired Fund Fees and Expenses for the Fund (for the Fund’s initial fiscal period, the estimated Acquired Fund Fees and Expenses are provided by the Adviser; for subsequent fiscal years, the estimated Acquired Fund Fees and Expenses are the Acquired Fund Fees and Expenses incurred by the Fund in the prior fiscal period) and are subject to adjustment throughout the fiscal period to reflect and align with the most current Acquired Fund Fees and Expenses calculation for the Fund, calculated in accordance with the requirements of Item 3 of Form N-1A. If these costs were not offset by the Adviser, the estimated Acquired Fund Fees and Expenses to the Fund for the current year would be 0.06%. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice to the Trust by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Fund’s total annual operating expenses are at 0.79%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on October 2, 2023.

Portfolio Composition as of January 31, 2024:

Compositions	Percentage of Net Assets
Exchange-Traded Funds
Fixed Income	95.9%
Other Assets in Excess Of Liabilities	4.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Foundations Dynamic Value ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmark:

Inception ***
through January 31, 2024
Foundations Dynamic Value ETF - NAV	10.00%
Foundations Dynamic Value ETF - Market Price	10.10%
S&P 500 Value Total Return Index **	14.62%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Adviser provides investment advisory service, and is responsible for all of the operating expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Adviser has agreed to be responsible under its unitary fee for the amount of any Acquired Fund Fees and Expenses incurred by the Fund. These costs are borne by the Adviser as deductions from its unitary fee. For each fiscal period, these deductions are initially based on estimated Acquired Fund Fees and Expenses for the Fund (for the Fund’s initial fiscal period, the estimated Acquired Fund Fees and Expenses are provided by the Adviser; for subsequent fiscal years, the estimated Acquired Fund Fees and Expenses are the Acquired Fund Fees and Expenses incurred by the Fund in the prior fiscal period) and are subject to adjustment throughout the fiscal period to reflect and align with the most current Acquired Fund Fees and Expenses calculation for the Fund, calculated in accordance with the requirements of Item 3 of Form N-1A. If these costs were not offset by the Adviser, the estimated Acquired Fund Fees and Expenses to the Fund for the current year would be 0.07%. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice to the Trust by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Fund’s total annual operating expenses are at 0.79%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The S&P 500 Value Total Return Index measures the performance of the large-cap value sector in the US equity market drawn from the S&P 500 Index. It is a float-adjusted market cap index, which uses the ratios of book value, earnings, and sales to price to measure value. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on October 2, 2023.

Portfolio Composition as of January 31, 2024:

Compositions	Percentage of Net Assets
Exchange-Traded Funds
Equity	89.0%
Other Assets in Excess Of Liabilities	11.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Foundations Dynamic Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 88.9%
2,678	iShares Core S&P 500 ETF	$1,299,366
2,262	iShares Core S&P Mid-Cap ETF	616,033
17,758	iShares Core S&P Small-Cap ETF	1,846,832
2,938	Vanguard Large-Cap ETF	652,265
8,138	Vanguard Total Stock Market ETF	1,952,062
		6,366,558

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,340,546)	6,366,558

	TOTAL INVESTMENTS - 88.9% (Cost $6,340,546)	$6,366,558
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1%	791,287
	NET ASSETS - 100.0%	$7,157,845

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker/Counterparty	Expiration	Amount(a)	Depreciation
64	Micro E-Mini S&P 500 Futures	Interactive Brokers	03/15/2024	$1,558,560	$(17,365)
	TOTAL FUTURES CONTRACTS

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

ETF	- Exchange-Traded Fund

S&P	- Standard & Poor’s

See accompanying notes to financial statements.

Foundations Dynamic Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.2%
	EQUITY - 91.2%
18,054	iShares Core S&P U.S. Growth ETF	$1,928,167
20,757	Vanguard Growth ETF	6,592,216
7,497	Vanguard Mega Cap Growth ETF	1,994,502
5,712	Vanguard Mid-Cap Growth ETF	1,235,334
5,100	Vanguard Small-Cap Growth ETF	1,197,327
		12,947,546

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,935,909)	12,947,546

	TOTAL INVESTMENTS - 91.2% (Cost $12,935,909)	$12,947,546
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%	1,242,306
	NET ASSETS - 100.0%	$14,189,852

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker/Counterparty	Expiration	Amount(a)	Depreciation
90	Micro E-Mini Nasdaq-100 Futures	Interactive Brokers	03/15/2024	$3,103,605	$(62,093)
	TOTAL FUTURES CONTRACTS

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

ETF	- Exchange-Traded Fund

S&P	- Standard & Poor’s

See accompanying notes to financial statements.

Foundations Dynamic Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.9%
	FIXED INCOME - 95.9%
9,260	iShares 20+ Year Treasury Bond ETF	$895,072
17,520	iShares Broad USD Investment Grade Corporate Bond ETF	896,849
1,889	SPDR Bloomberg High Yield Bond ETF	179,209
1,111	Vanguard Intermediate-Term Corporate Bond ETF	90,258
15,042	Vanguard Intermediate-Term Treasury ETF	894,698
5,631	Vanguard Long-Term Corporate Bond ETF	447,693
74,020	Vanguard Long-Term Treasury ETF	4,473,028
2,297	Vanguard Short-Term Corporate Bond ETF	178,293
15,153	Vanguard Short-Term Treasury ETF	887,057
		8,942,157

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,802,448)	8,942,157

	TOTAL INVESTMENTS - 95.9% (Cost $8,802,448)	$8,942,157
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%	384,640
	NET ASSETS - 100.0%	$9,326,797

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Broker/Counterparty	Expiration	Amount(a)	Appreciation
345	Micro 10-Year Yield Futures	Interactive Brokers	02/29/2024	$1,359,300	$43,284
	TOTAL FUTURES CONTRACTS

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipts

See accompanying notes to financial statements.

Foundations Dynamic Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.0%
	EQUITY - 89.0%
1,704	Avantis U.S. Large Cap Value ETF	$98,798
856	Vanguard Dividend Appreciation ETF	147,651
1,292	Vanguard High Dividend Yield ETF	145,311
884	Vanguard Mega Cap Value ETF	98,239
664	Vanguard Mid-Cap Value ETF	94,786
548	Vanguard Small-Cap Value ETF	96,163
1,940	Vanguard Value ETF	292,553
		973,501

	TOTAL EXCHANGE-TRADED FUNDS (Cost $863,026)	973,501

	TOTAL INVESTMENTS - 89.0% (Cost $863,026)	$973,501
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%	120,069
	NET ASSETS - 100.0%	$1,093,570

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

Foundations ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

	Foundations	Foundations	Foundations	Foundations
	Dynamic Core ETF	Dynamic Growth ETF	Dynamic Income ETF	Dynamic Value ETF
ASSETS
Investment securities:
At cost	$6,340,546	$12,935,909	$8,802,448	$863,026
At fair value	$6,366,558	$12,947,546	$8,942,157	$973,501
Cash	663,994	1,016,733	25,061	20,447
Deposits at broker for futures contracts	147,204	291,682	319,099	100,811
Unrealized appreciation on futures contracts	—	—	43,284	—
TOTAL ASSETS	7,177,756	14,255,961	9,329,601	1,094,759

LIABILITIES
Unrealized depreciation on futures contracts	17,365	62,093	—	—
Accrued investment advisory fees	2,546	4,016	2,804	1,189
TOTAL LIABILITIES	19,911	66,109	2,804	1,189
NET ASSETS	$7,157,845	$14,189,852	$9,326,797	$1,093,570

Net Assets Consist Of:
Paid-in capital	$7,153,658	$14,251,733	$9,150,225	$983,755
Accumulated earnings (losses)	4,187	(61,881)	176,572	109,815
NET ASSETS	$7,157,845	$14,189,852	$9,326,797	$1,093,570

Net Asset Value Per Share:
Shares:
Net assets	$7,157,845	$14,189,852	$9,326,797	$1,093,570
Shares of beneficial interest outstanding (a)	650,000	1,275,000	925,000	100,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.01	$11.13	$10.08	$10.94

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Foundations ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2024 *

	Foundations	Foundations	Foundations	Foundations
	Dynamic Core ETF	Dynamic Growth ETF	Dynamic Income ETF	Dynamic Value ETF
INVESTMENT INCOME
Dividend income	$2,896	$2,962	$9,689	$7,585
Interest income	72	—	—	—
TOTAL INVESTMENT INCOME	2,968	2,962	9,689	7,585

EXPENSES
Investment advisory fees	2,777	4,347	3,095	2,429
TOTAL EXPENSES	2,777	4,347	3,095	2,429
Less: Fees waived and expenses reimbursed by the Adviser	(176)	(275)	(235)	(184)
NET EXPENSES	2,601	4,072	2,860	2,245

NET INVESTMENT INCOME (LOSS)	367	(1,110)	6,829	5,340

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	—	—	3,508	—
Net realized loss from redemptions in-kind	—	—	(8,856)	—
Net realized gain (loss) from futures contracts	(3,027)	(9,115)	1,098	—
Net change in unrealized appreciation on investments	26,012	11,637	139,709	110,475
Net change in unrealized appreciation (depreciation) on futures contracts	(17,365)	(62,093)	43,284	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,620	(59,571)	178,743	110,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,987	$(60,681)	$185,572	$115,815

*	The Foundations ETFs commenced operations on October 2, 2023.

See accompanying notes to financial statements.

Foundations ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Foundations	Foundations
	Dynamic Core ETF	Dynamic Growth ETF

	For the	For the
	Period Ended	Period Ended
	January 31, 2024 *	January 31, 2024 *
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$367	$(1,110)
Net realized loss on futures contracts	(3,027)	(9,115)
Net change in unrealized appreciation on investments	26,012	11,637
Net change in unrealized depreciation on futures contracts	(17,365)	(62,093)
Net increase (decrease) in net assets resulting from operations	5,987	(60,681)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(1,800)	(1,200)
Net decrease in net assets from distributions to shareholders	(1,800)	(1,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,653,658	13,751,733
Net increase in net assets from share transactions of beneficial interest	6,653,658	13,751,733

TOTAL INCREASE IN NET ASSETS	6,657,845	13,689,852

NET ASSETS
Beginning of period (a)	500,000	500,000
End of period	$7,157,845	$14,189,852

SHARE ACTIVITY
Shares Sold	650,000	1,275,000
Net increase in shares of beneficial interest outstanding	650,000	1,275,000

*	The Foundations Dynamic Core ETF and the Foundations Dynamic Growth ETF commenced operations on October 2, 2023.

(a)	Beginning capital of $500,000 for the Foundations Dynamic Core ETF and $500,000 for the Foundations Dynamic Growth ETF, was contributed by fund management of Regents Park Funds, LLC, investment adviser to the Funds, in exchange for 50,000 shares of the Foundations Dynamic Core ETF and 50,000 shares of the Foundations Dynamic Growth ETF in connection with the seeding of each ETF, both a series of the Trust.

See accompanying notes to financial statements.

Foundations ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Foundations	Foundations
	Dynamic Income ETF	Dynamic Value ETF

	For the	For the
	Period Ended	Period Ended
	January 31, 2024 *	January 31, 2024 *
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$6,829	$5,340
Net realized gain on investments	3,508	—
Net realized loss from redemptions in-kind	(8,856)	—
Net realized gain on futures contracts	1,098	—
Net change in unrealized appreciation on investments	139,709	110,475
Net change in unrealized appreciation on futures contracts	43,284	—
Net increase in net assets resulting from operations	185,572	115,815

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(9,000)	(6,000)
Net decrease in net assets from distributions to shareholders	(9,000)	(6,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,140,768	483,755
Cost of shares redeemed	(490,543)	—
Net increase in net assets from share transactions of beneficial interest	8,650,225	483,755

TOTAL INCREASE IN NET ASSETS	8,826,797	593,570

NET ASSETS
Beginning of period (a)	500,000	500,000
End of period	$9,326,797	$1,093,570

SHARE ACTIVITY
Shares Sold	975,000	100,000
Shares Redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	925,000	100,000

*	The Foundations Dynamic Income ETF and the Foundations Dynamic Value ETF commenced operations on October 2, 2023.

(a)	Beginning capital of $500,000 for the Foundations Dynamic Income ETF and $500,000 for the Foundations Dynamic Value ETF, was contributed by fund management of Regents Park Funds, LLC, investment adviser to the Funds, in exchange for 50,000 shares of the Foundations Dynamic Income ETF and 50,000 shares of the Foundations Dynamic Value ETF in connection with the seeding of each ETF, both a series of the Trust.

See accompanying notes to financial statements.

Foundations Dynamic Core ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	January 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on investments	1.03
Total income from investment operations	1.03
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$11.01
Market price, end of period	$11.03
Total return (b)	10.34	% (f)(g)
Market price total return	10.54	% (f)
Net assets, end of period (in 000’s)	$7,158
Ratio of gross expenses to average net assets	0.79	% (h)
Ratio of net expenses to average net assets	0.74	% (h)
Ratio of net investment income to average net assets (c)	0.10	% (h)
Portfolio turnover rate (d)	0	% (f)

*	The Foundations Dynamic Core ETF shares commenced operations on October 2, 2023.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Represents total return based on net asset values per share from commencement of investment operations on October 2, 2023 through January 31, 2024.

(h)	Annualized.

See accompanying notes to financial statements.

Foundations Dynamic Growth ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	January 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (a)	(0.01)
Net realized and unrealized gain on investments	1.15
Total income from investment operations	1.14
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$11.13
Market price, end of period	$11.17
Total return (b)	11.42	% (e)(f)
Market price total return	11.82	% (e)
Net assets, end of period (in 000’s)	$14,190
Ratio of gross expenses to average net assets	0.79	% (g)
Ratio of net expenses to average net assets	0.74	% (g)
Ratio of net investment loss to average net assets (c)	(0.19	%)(g)
Portfolio turnover rate (d)	0	% (e)

*	The Foundations Dynamic Growth ETF shares commenced operations on October 2, 2023.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on October 2, 2023 through January 31, 2024.

(g)	Annualized.

See accompanying notes to financial statements.

Foundations Dynamic Income ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	January 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.05
Net realized and unrealized gain on investments	0.15
Total income from investment operations	0.20
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$10.08
Market price, end of period	$10.05
Total return (b)	2.00	% (e)(f)
Market price total return	1.69	% (e)
Net assets, end of period (in 000’s)	$9,327
Ratio of gross expenses to average net assets	0.79	% (g)
Ratio of net expenses to average net assets	0.73	% (g)
Ratio of net investment income to average net assets (c)	1.64	% (g)
Portfolio turnover rate (d)	25	% (e)

*	The Foundations Dynamic Income ETF shares commenced operations on October 2, 2023.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on October 2, 2023 through January 31, 2024.

(g)	Annualized.

See accompanying notes to financial statements.

Foundations Dynamic Value ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	January 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.06
Net realized and unrealized gain on investments	0.94
Total income from investment operations	1.00
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$10.94
Market price, end of period	$10.95
Total return (b)	10.00	% (e)(f)
Market price total return	10.10	% (e)
Net assets, end of period (in 000’s)	$1,094
Ratio of gross expenses to average net assets	0.79	% (g)
Ratio of net expenses to average net assets	0.73	% (g)
Ratio of net investment income to average net assets (c)	1.73	% (g)
Portfolio turnover rate (d)	0	% (e)

*	The Foundations Dynamic Income ETF shares commenced operations on October 2, 2023.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursements.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on October 2, 2023 through January 31, 2024.

(g)	Annualized.

See accompanying notes to financial statements.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

(1)	ORGANIZATION

The Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Income ETF and Foundations Dynamic Value ETF (each a “Fund” and together the “Funds”) each is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds commenced operations on October 2, 2023. Each Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies. The investment objective for each of the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF and Foundations Dynamic Value ETF is to seek capital appreciation. The Foundations Dynamic Income ETF’s investment objective is to seek current income and long-term capital appreciation, consistent with prudent investment management.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value. Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”) . The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Exchange Traded Funds (“ETFs”) – Each Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any exchange traded fund purchased by a Fund will not change.

Futures Contracts – Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, a Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. A Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, however there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2024, for the Funds’ assets and liabilities measured at fair value:

Foundations Dynamic Core ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,366,558	$—	$—	$6,366,558
Total	$6,366,558	$—	$—	$6,366,558

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$17,365	$—	$—	$17,365

Foundations Dynamic Growth ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,947,546	$—	$—	$12,947,546
Total	$12,947,546	$—	$—	$12,947,546

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$62,093	$—	$—	$62,093

Foundations Dynamic Income ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,942,157	$—	$—	$8,942,157
Futures contracts**	43,284	—	—	43,284
Total	$8,985,441	$—	$—	$8,985,441

Foundations Dynamic Value ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$973,501	$—	$—	$973,501
Total	$973,501	$—	$—	$973,501

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to each Fund’s Schedule of Investments for portfolio composition.

**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of January 31, 2024 as disclosed in each Fund’s Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of January 31, 2024:

Foundations Dynamic Core ETF
	Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Future Contracts - Equity Risk	Net unrealized depreciation on futures contracts	$(17,365)

Foundations Dynamic Growth ETF
	Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Future Contracts - Equity Risk	Net unrealized depreciation on futures contracts	$(62,093)

Foundations Dynamic Income ETF
	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Future Contracts - Interest Risk	Net unrealized appreciation on futures contracts	$43,284

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of January 31, 2024:

Foundations Dynamic Core ETF

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts

Foundations Dynamic Growth ETF
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts

Foundations Dynamic Income ETF
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain (loss) from futures contracts
Interest Futures Contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

The following is a summary of the Funds’ realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended January 31, 2024:

Foundations Dynamic Core ETF

Realized loss on derivatives recognized in the Statements of Operations
			Total for the
Derivative Investment Type	Equity Risk	Interest Risk	Period Ended January 31, 2024
Futures contracts	$(3,027)	$—	$(3,027)

Foundations Dynamic Growth ETF

Realized loss on derivatives recognized in the Statements of Operations
			Total for the
Derivative Investment Type	Equity Risk	Interest Risk	Period Ended January 31, 2024
Futures contracts	$(9,115)	$—	$(9,115)

Foundations Dynamic Income ETF

Realized gain (loss) on derivatives recognized in the Statements of Operations
			Total for the
Derivative Investment Type	Equity Risk	Interest Risk	Period Ended January 31, 2024
Futures contracts	$(394)	$1,492	$1,098

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Foundations Dynamic Core ETF

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
			Total for the
Derivative Investment Type	Equity Risk	Interest Risk	Period Ended January 31, 2024
Futures contracts	$(17,365)	$—	$(17,365)

Foundations Dynamic Growth ETF

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
			Total for the
Derivative Investment Type	Equity Risk	Interest Risk	Period Ended January 31, 2024
Futures contracts	$(62,093)	$—	$(62,093)

Foundations Dynamic Income ETF

Net change in unrealized appreciation on derivatives recognized in the Statements of Operations
			Total for the
Derivative Investment Type	Equity Risk	Interest Risk	Period Ended January 31, 2024
Futures contracts	$—	$43,284	$43,284

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Foundations Dynamic Income ETF and annually by each other Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ July 31, 2024 tax returns. Each Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to each Fund and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended January 31, 2024 cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) and cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Proceeds	Purchases	Proceeds
Fund	(Excluding in-kind and short-term investments)		(In-kind transactions)
Foundations Dynamic Core ETF	$—	$—	$6,340,546	$—
Foundations Dynamic Growth ETF	—	—	12,935,909	—
Foundations Dynamic Income ETF	685,680	712,547	9,306,913	472,250
Foundations Dynamic Value ETF	—	—	863,026	—

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, subject to the supervision of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies; monitoring and evaluating the Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, each Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.79% of its average daily net assets. The Adviser’s unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for providing services for each Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, inclusive of fees and expenses of other investment companies in which the Funds may invest. The Funds, not the Adviser, pay the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or nonrecurring expenses as may arise, including litigation to which the Funds may be a party and indemnification of the Board of Trustees and officers with respect thereto. For the period ended January 31, 2024, the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Income ETF and Foundations Dynamic Value ETF incurred Advisory Fees of $2,777, $4,347, $3,095 and $2,429, respectively.

The Adviser has engaged Foundations Investment Advisors, LLC (“Foundations” or the “Sub-Adviser”) to serve as Sub-Adviser to the Funds. The Sub-Adviser and the Adviser may be deemed to be affiliates because certain officers and employees of the Adviser also serve as officers and/or employees of the Sub-Adviser. The Sub-Adviser, with respect to the portion of the Funds’ assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Funds’ investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Funds, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Funds.

The Adviser has agreed to be responsible under its unitary fee for the amount of any Acquired Fund Fees and Expenses incurred by each Fund. These costs are borne by the Adviser as deductions from its unitary fee. For each fiscal period, these deductions are initially based on estimated Acquired Fund Fees and Expenses for the Funds (for the Funds’ initial fiscal period, the estimated Acquired Fund Fees and Expenses are provided by the Adviser; for subsequent fiscal years, the estimated Acquired Fund Fees and Expenses are the Acquired Fund Fees and Expenses incurred by the Funds in the prior fiscal period) and are subject to adjustment throughout the fiscal period to reflect and align with the most current Acquired Fund Fees and Expenses calculation for the Funds, calculated in accordance with the requirements of Item 3 of Form N-1A. If these costs were not offset by the Adviser, the estimated Acquired Fund Fees and Expenses to the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Income ETF and Foundations Dynamic Value ETF for the current year are estimated to be 0.05%, 0.05%, 0.06% and 0.06%, respectively.

During the period ended January 31, 2024, the Adviser bore (as deductions from its unitary fee) waived $176, $275, $235 and $184 in Acquired Fund Fees and Expenses for the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Income ETF and Foundations Dynamic Value ETF, respectively.

The Trust, with respect to each Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. The following table represents aggregate cost for federal tax purposes for the Funds as of January 31, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Foundations Dynamic Core ETF	$6,340,546	$28,956	$(2,944)	$26,012
Foundations Dynamic Growth ETF	12,935,909	11,973	(336)	11,637
Foundations Dynamic Income ETF	8,802,448	140,168	(459)	139,709
Foundations Dynamic Value ETF	863,026	110,475	—	110,475

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

The Transaction Fees for each Fund is listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Foundations Dynamic Core ETF	$250	2.00%
Foundations Dynamic Growth ETF	$250	2.00%
Foundations Dynamic Income ETF	$250	2.00%
Foundations Dynamic Value ETF	$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to: active trading risk, allocation risk, authorized participant concentration risk, common stock risk, cash positions risk, cybersecurity risk, derivatives risk, ETF structure risk, fluctuation of net asset value risk, focus risk, forward and futures contract risk, gap risk, geographic risk, growth investing risk hedging transactions risk (Dynamic Growth ETF), index risk, investment companies and ETF risk, investment style risk (Dynamic Core ETF), issuer-specific risk (Dynamic Core, Growth and Value ETFs), large-cap securities risk (Dynamic Core, Growth and Value ETFs), leveraging risk, liquidity risk, management risk, managed volatility strategy risk, market risk, market events risk, model and data risk, new fund risk, portfolio turnover risk, regulatory risk, sector risk, small- and mid-cap securities risk (Dynamic Core, Growth and Value ETFs), treasury inflation-protected securities (“TIPS”) risk, underlying fund risk, U.S. government securities risk, value investing risk (Dynamic Value ETF), valuation risk and volatility risk. Dynamic Income ETF includes the following additional risks: counterparty credit risk, credit risk, credit spread risk, fixed income securities risk, high yield risk, interest rate risk, LIBOR risk, odd lot pricing risk, prepayment and extension risk. The Funds may be subject to the risks listed and/or described below through its own direct investments and indirectly through its investments in other investment companies.

Investment Companies Risks – When the Funds invest in other investment companies, (including closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees, however the Adviser’s inclusion of acquired fund fees and expenses in its unitary fee will minimize the duplication of such operating expenses. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells ETFs.

Underlying Fund Risk – The Funds’ investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Funds’ investments in the underlying funds will achieve their respective investment objectives. The Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk – The derivative instruments in which the Funds or an underlying fund may invest, including futures, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Funds or an underlying fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks – The Funds are structured as an ETF and as a result is subject to the special risks. Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Funds’ shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Funds’ NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund and underlying funds invest in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund or an Underlying Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and are expected to rise further. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk.

Fluctuation of Net Asset Value Risk – Unlike conventional ETFs, the Funds are not an index fund. The Funds are actively managed and does not seek to replicate the performance of a specified Index. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Funds’ Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Interest Rate Risk – Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

Leveraging Risk – The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations, to meet additional margin requirements or to meet collateral segregation requirements or regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Market Risk – Overall market risk may affect the value of individual instruments in which the Funds or an underlying fund invests. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the equities or other securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decrease in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result in decreases to the Funds’ net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Foundations ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Foundations Dynamic Core ETF currently seeks to achieve its investment objectives by, among other things, investing a portion of its assets in underlying Funds. As of January 31, 2024, the percentage of the Fund’s net assets invested in the Vanguard Total Stock Market ETF and iShares Core S&P Small-Cap ETF was 27.3% and 25.8%, respectively. The Foundations Dynamic Core ETF may sell its investments in these securities at any time if the Adviser determines that it is in the best interest of the Foundations Dynamic Core ETF and its shareholders to do so.

The Foundations Dynamic Growth ETF currently seeks to achieve its investment objectives by, among other things, investing a portion of its assets in underlying Funds. As of January 31, 2024, the percentage of the Fund’s net assets invested in the Vanguard Growth ETF was 46.5%. The Foundations Dynamic Growth ETF may sell its investments in this security at any time if the Adviser determines that it is in the best interest of the Foundations Dynamic Growth ETF and its shareholders to do so.

The Foundations Dynamic Income ETF currently seeks to achieve its investment objectives by, among other things, investing a portion of its assets in underlying Funds. As of January 31, 2024, the percentage of the Fund’s net assets invested in the Vanguard Long-Term Treasury ETF was 48.0%. The Foundations Dynamic Income ETF may sell its investments in this security at any time if the Adviser determines that it is in the best interest of the Foundations Dynamic Income ETF and its shareholders to do so.

The Foundations Dynamic Value ETF currently seeks to achieve its investment objectives by, among other things, investing a portion of its assets in underlying Funds. As of January 31, 2024, the percentage of the Fund’s net assets invested in the Vanguard Value ETF was 26.8%. The Foundations Dynamic Value ETF may sell its investments in this security at any time if the Adviser determines that it is in the best interest of the Foundations Dynamic Value ETF and its shareholders to do so.

The performance of the each Fund will be directly affected by the performance of each security noted above with respect to such Fund (each a “Security”). The annual report of each, along with the report of the independent registered public accounting firm is included in such Security’s N-CSR’s available at “www.sec.gov”.

(9)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

(10)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Foundations ETFs
ADDITIONAL INFORMATION (Unaudited)
January 31, 2024

Approval of Advisory Agreements

Regents Park Funds, LLC and Foundations Investment Advisors, LLC for the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Value ETF, and Foundations Dynamic Income ETF (each a “Foundations ETF” and together the “Foundations ETFs”)

At a meeting held on June 27–28, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of (i) the proposed investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of each of the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Value ETF, and Foundations Dynamic Income ETF (each a “Foundations ETF” and together the “Foundations ETFs”) and (ii) the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Foundations Investment Advisors, LLC (“Foundations” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of each of the Foundations ETFs.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each Foundations ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Foundations ETF’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Regents Park and Foundations. The Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. With respect to the Adviser, the Board took into account discussions with management and information provided to the Board at prior meetings in connection with other funds and ETFs in the Trust advised by Regents Park. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services . The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Foundations ETFs, including: the Advisory Agreement; a

Foundations ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
January 31, 2024

description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Foundations ETFs and their background and experience; a review of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); its derivative risk management processes and procedures; Regents Park’s compliance resources and practices; Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the estimated fees and expenses of each Foundations ETF as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that it received and reviewed information from the Trust’s CCO regarding the Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Regents Park and findings by the CCO that Regents Park’s policies and procedures are reasonably designed to ensure compliance with federal securities laws. The Board took into account that the Adviser and the Sub-Adviser may be deemed to be affiliates because certain officers and employees of an affiliated entity of the Adviser also serve in capacities at the Sub-Adviser, and the Board considered management’s discussion of whether this presented any potential conflicts of interest for the Adviser.

The Board noted that it has had the opportunity to review the operations and compliance programs of Regents Park on an ongoing basis and has not identified any areas of significant concern relating to the quality of Regents Park’s services. The Board also considered the significant risks assumed by Regents Park in connection with the services to be provided to the Foundations ETFs , including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Foundations ETFs.

The Board also considered that Regents Park would be acting as the investment adviser to the Foundations ETFs, and would retain Foundations to manage day-to-day investment decisions of the Foundations ETFs. The Board considered the oversight and supervisory role to be performed by Regents Park for the Foundations ETFs and noted that Regents Park would be providing management, compliance, and operational support to the Foundations ETFs and had formed a Sub-Adviser Oversight Committee to accomplish these functions. The Board considered that Regents Park would receive daily reports from Foundations in connection with its oversight of Foundations. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of funds and other ETFs in the Trust advised by Regents Park, as well as the fact that Regents Park and Foundations may be deemed to be affiliates and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services to be provided by Regents Park, the Board also took into account its knowledge, acquired through discussions and reports over the years, of Regents Park’s management and the quality of the performance of its duties, including in connection with the most recent

Foundations ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
January 31, 2024

contract renewal process with respect to other funds in the Trust. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee Foundations and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties under the Advisory Agreement with respect to the Foundations ETFs and that the nature, overall quality, and extent of the management services provided by Regents Park were anticipated to be satisfactory and reliable.

The Board reviewed materials provided by Foundations related to the Sub-Advisory Agreement with respect to the Foundations ETFs, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for the Foundations ETFs and their background and experience; a summary of the financial condition of Foundations; Foundations’ compliance policies and procedures, including its business continuity and cybersecurity policies; a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Foundations’ compliance program; and information regarding Foundations’ compliance and regulatory history. The Board also noted that it received and reviewed information from the Trust’s CCO regarding Foundations’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Foundations and findings by the CCO that Foundations’ policies and procedures are reasonably designed to ensure compliance with federal securities laws. Based upon the information provided, the Board concluded that Foundations had sufficient quality and depth of personnel, resources, investment methodologies, and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Foundations ETFs and that the nature, overall quality, and extent of the services to be provided by Foundations were anticipated to be satisfactory and reliable.

Performance. The Board noted that, with respect to each Foundations ETF, neither Regents Park nor Foundations currently manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board noted that Regents Park did provide the performance of a custom peer group for each Foundations ETF in the Meeting materials, which included mutual funds and ETFs that employ a similar strategy as such Foundations ETF. The Board noted that it was familiar with the capabilities of Regents Park with respect to the other funds in the Trust that it manages. The Board considered the presentation by Regents Park and Foundations and the experience of their personnel and determined that they provided sufficient basis to permit the Board in its business judgment to conclude that Regents Park and Foundations were expected to obtain an acceptable level of investment returns for each Foundations ETF’s respective shareholders.

Fees and Expenses. Regarding the costs of the services to be provided by Regents Park and Foundations, the Board considered, among other expense data, a comparison prepared by Broadridge of each Foundations ETF’s proposed unitary fee compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of each Foundations ETF relative to the strategies of the funds in such Foundations ETF’s respective Peer Group, as well as the level, quality and nature of the services to be provided by each of Regents Park and Foundations

Foundations ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
January 31, 2024

with respect to the Foundations ETFs.

The Board noted that, with respect to each of the Foundations ETFs, the proposed unitary fee was above the median contractual advisory fee of its respective Morningstar category and Peer Group. The Board also noted that each Foundation ETF’s proposed unitary fee was above the median net total expenses of both its respective Peer Group and Morningstar category. The Board took into account that Regents Park had agreed to a unitary fee whereby it would pay all of the operating expenses of each of the Foundations ETFs, inclusive of the amounts of any fees and expenses for other investment companies in which each of the Foundations ETFs may invest (exclusive of brokerage fees and commissions, taxes, borrowing costs, and extraordinary expenses) of each of the Foundation ETFs. The Board also took into account management’s discussion of the Foundations ETFs’ active and unique investment strategies.

With respect to the sub-advisory fees relating to each of the Foundations ETFs, the Board considered that each Foundations ETF will pay a unitary fee to Regents Park and that, in turn, Regents Park will pay a portion of its fee to Foundations. The Board also took into account the amount of the unitary fee to be retained by Regents Park and the services to be provided with respect to each of the Foundations ETFs by Regents Park and Foundations, respectively. In considering the level of the advisory and sub-advisory fee with respect to each of the Foundation ETFs, the Board also noted that Regents Park and Foundations each indicated that they do not manage any other accounts with a similar investment strategy.

The Board considered that after further review of the unitary fee rate of each of the Foundations ETFs and discussions with the Board, Regents Park had proposed to lower the proposed unitary fee for each Foundations ETF from an initially proposed eighty-five basis points to seventy-nine basis points. The Board took into account the impact of the lower unitary fee rate for each of the Foundations ETFs on the comparative data provided in the Broadridge report. The Board also took into account the decrease in the sub-advisory fee, as well.

Based on the factors above, the Board concluded that the unitary advisory fee and the sub-advisory fee of each Foundation ETF was not unreasonable.

Profitability. The Board considered the estimated profitability of each of Regents Park and Foundations and whether these estimated profits were reasonable in light of the services to be provided to each Foundations ETF. The Board also considered and reviewed estimated profitability analyses prepared by each of Regents Park and Foundations, which were based on varying estimated asset levels for each Foundations ETF and considered the total estimated profits, if any, of each of the Adviser and the Sub-Adviser, respectively, from its relationship with such Foundations ETF, including when taking into account the lower unitary fee and sub-advisory fee proposed for each Foundations ETF. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration. The Board concluded that, especially in light of the estimated costs of launching and managing each Foundations ETF during its first year of operations, the estimated profitability, if any, of each of Regents Park and Foundations from its relationship with such Foundations ETF was not excessive.

Economies of Scale. The Board considered whether either of Regents Park and Foundations would

Foundations ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
January 31, 2024

realize economies of scale with respect to the advisory or sub-advisory services to be provided to each of the Foundations ETFs. The Board considered the profitability information provided and noted that expenses of managing the Foundations ETFs as a percentage of assets under management were expected to decrease as each Foundations ETF’s assets grew. The Board concluded that at the projected asset levels for the initial term of the Agreements, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future with respect to each of the Foundations ETFs.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Foundations and its respective affiliates from their respective relationship with the Foundations ETFs. The Board noted that neither Regents Park nor Foundations believed it would receive any direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Foundations ETFs, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that any benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Foundations as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to each Foundations ETF, and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to each Foundations ETF for an initial two-year term was in the best interests of such Foundations ETF and its prospective shareholders.

In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Foundations ETFs, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Foundations ETFs
EXPENSE EXAMPLES (Unaudited)
January 31, 2024

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 2, 2023 (commencement of the Funds’ operations) to January 31, 2024 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), brokerage commissions on purchases or sales of Fund shares or redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period	During the Period
Actual	10/2/23	1/31/24	10/2/23-1/31/24*	10/2/23-1/31/24
Foundations Dynamic Core ETF	$1,000.00	$1,103.40	$2.57	0.74%
Foundations Dynamic Growth ETF	$1,000.00	$1,114.20	$2.59	0.74%
Foundations Dynamic Income ETF	$1,000.00	$1,020.00	$2.44	0.73%
Foundations Dynamic Value ETF	$1,000.00	$1,100.00	$2.53	0.73%

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/23	1/31/24	8/1/23-1/31/24**	8/1/23-1/31/24
Foundations Dynamic Core ETF	$1,000.00	$1,021.42	$3.76	0.74%
Foundations Dynamic Growth ETF	$1,000.00	$1,021.42	$3.76	0.74%
Foundations Dynamic Income ETF	$1,000.00	$1,021.67	$3.71	0.73%
Foundations Dynamic Value ETF	$1,000.00	$1,021.47	$3.71	0.73%

*	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (121) divided by the number in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such an offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

FOUND-SAR24

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/9/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/9/2024